                                     FORM N-SAR
                                 SEMI-ANNUAL REPORT
                        FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:    //        (a)

     or fiscal year ending:   12/31/98 (b)

Is this a transition report (Y/N)   N


Is this an amendment to a previous filing (Y/N)    N


Those items or sub-items with a box "/ /" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name:    Separate Account VUL of The American Franklin Life
                              Insurance Company

     B.   File Number:  811-5794

     C.   Telephone Number:  (217) 528-2011


2.   A.   Street:  #1 Franklin Square

     B:   City: Springfield  C. State: IL  D. Zip Code: 62713   Zip Ext: 0001

     E.   Foreign Country:                        Foreign Postal Code:


3.   Is this the first filing on this form by Registrant? (Y/N)       N
                                                                    ----
4.   Is this the last filing on this form by Registrant? (Y/N)        N
                                                                    ----

5.   Is Registrant a small business investment company (SBIC)? (Y/N)  N
                                                                    ----

     [If answer is "Y"(Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)               Y
                                                                    ----

     [If answer is "Y" (Yes) complete only items 111 through 132.]


                                 01                          SEC 2100(10-94)

For period ending   December 31, 1998
                    -----------------
File number 811-5794
            --------

UNIT INVESTMENT TRUSTS

111. A.   -    Depositor Name:__________________________________________________

     B.   -    File Number (If any):______________________

     C.   -    City:____________ State:________ Zip Code:_______ Zip Ext.:______

          -    Foreign Country:__________________ Foreign Postal Code:__________

111. A.   -    Depositor Name:__________________________________________________

     B.   -    File Number (If any):_________________________

     C.   -    City:____________ State:________ Zip Code:________ Zip Ext.______

          -    Foreign Country:_________________ Foreign Postal Code:___________


112. A.   -    Sponsor Name:____________________________________________________

     B.   -    File Number (If any):______________________

     C.   -    City:____________State:________Zip Code:________Zip Ext.:________

               Foreign Country:_________________Foreign Postal Code:____________

     A.   -    Sponsor Name:____________________________________________________

     B.   -    File Number (If any)____________________________

     C.   -    City:_____________ State: ________ Zip Code:_______ Zip Ext.:____

          -    Foreign Country:_________________ Foreign Postal Code:___________

For period ending   December 31, 1998
                    -----------------
File number 811-5794
            --------

113. A.   -    Trustee Name:____________________________________________________

     B.   -    City:_____________ State:_______ Zip Code: ______ Zip Ext.:______

          -    Foreign Country:________________ Foreign Postal Code:____________

113. A.   -    Trustee Name:____________________________________________________

     B.   -    City:_____________ State:_______ Zip Code: ______ Zip Ext.:______

          -    Foreign Country:________________ Foreign Postal Code:____________

114. A.   -    Principal Underwriter Name: _____________________________________

     B.   -    File Number: 8-_______________

     C.   -    City:____________ State:________ Zip Code:_______ Zip Ext.:______

          -    Foreign Country:___________________ Foreign Postal Code:_________

114. A.   -    Principal Underwriter Name: _____________________________________

     B.   -    File Number: 8-_______________

     C.   -    City:____________ State:________ Zip Code:_______ Zip Ext.:______

          -    Foreign Country:___________________ Foreign Postal Code:_________

115. A.   -    Independent Public Accountant Name:______________________________

     B.   -    City:___________ State:________ Zip Code:________ Zip Ext.:______

          -    Foreign Country:______________________ Foreign Postal Code:______

115. A.   -    Independent Public Accountant Name:______________________________

     B.   -    City:____________ State:_______ Zip Code:________ Zip Ext.:______

          -    Foreign Country:______________________ Foreign Postal Code:______

For period ending   December 31, 1998
                    -----------------
File number 811-5794
            --------

116. Family of investment companies information:

     A.   -    Is Registrant part of a family of investment
               companies? (Y/N)_________ _____
                                          Y/N

     B.   -    Identify the family in 10 letters: _ _ _ _ _ _ _ _ _ _
               (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.   -    Is Registrant a separate account of an insurance
               company? (Y/N) ________  _____
                                         Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.   -    Variable annuity contracts? (Y/N) ____________________  ________
                                                                           Y/N

     C.   -    Scheduled premium variable life contracts? (Y/N)________  ______
                                                                           Y/N

     D.   -    Flexible premium variable life contracts? (Y/N)_________  ______
                                                                           Y/N

     E.   -    Other types of insurance products registered under the
               Securities Act of 1933? (Y/N) ________     ________
                                                             Y/N

118. - State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933_______________

119. - State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period __________________________________________________________

120. - State the total value of the portfolio securities on the date of deposit for the new series included in item 119
          ($000's omitted) ________________________________  $______

121. - State the number of series for which a current prospectus was in existence at the end of the period __________________________ _______

122. - State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
          current period ____________________    __________

For period ending   December 31, 1998
                    -----------------
File number 811-5794
            --------

123. -    State the total value of the additional units considered in answering item 122 ($000's omitted)_____________________________________  $1422
                                                                          -----

124. - State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)________________________$_________

125. - State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)
          _____________________________________                      $_________

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's
          omitted)_________________                                  $_________

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                               Number of       Total Assets          Total Income
                                                Series           ($000's            Distributions
                                              Investing          omitted)          ($000's omitted)
                                             -----------      --------------      ------------------
A. U.S. Treasury direct issue                                  $                    $
                                              ---------         ---------            ---------
B. U.S Government agency                                       $                    $
                                              ---------         ---------            ---------
C. State and municipal tax-free                                $                    $
                                              ---------         ---------            ---------
D. Public utility debt                                         $                    $
                                              ---------         ---------            ---------
E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                                 $                    $
                                              ---------         ---------            ---------
F. All other corporate intermed. & long-
   term debt                                                   $                    $
                                              ---------         ---------            ---------
G. All other corporate short-term debt                         $                    $
                                              ---------         ---------            ---------
H. Equity securities of brokers or dealers
   or parents of brokers or dealers                            $                    $
                                              ---------         ---------            ---------

For period ending   December 31, 1998
                    -----------------
File number 811-5794
            --------

I. Investment company equity securities                        $                    $
                                              ---------         ---------            ---------
J. All other equity securities                   1             $21082              $1905
                                              ---------         ---------            ---------
K. Other securities                                            $                    $
                                              ---------         ---------            ---------
L. Total assets of all series of registrant      1             $21082              $1905
                                              ---------         ---------            ---------

For period ending December 31, 1998
                  -----------------
8

File number 811-5794
            --------

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                  -------------------------------------------------- ------
     [If answer is "N" (No), go to item 131.]                           Y/N

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                           ----------------------------------------- ------
     [If answer is "N" (No), go to item 131.]                           Y/N

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                   --------------------------------- ------
                                                                        Y/N

131. Total expenses incurred by all series of Registrant during the current
     reporting period ($000's omitted)                               $150
                                      ------------------------------ ------

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-
         -----

For period ending 12/31/98
File number 811-5794




This report is signed on behalf of the Registrant, Separate Account VUL of The American Franklin Life Insurance Company, in the City of Springfield and State of Illinois on this 23rd day of February, 1999.


                              SEPARATE ACCOUNT VUL OF THE
                              AMERICAN FRANKLIN LIFE INSURANCE
                              COMPANY
                              BY:  THE AMERICAN FRANKLIN LIFE
                                   INSURANCE COMPANY, DEPOSITOR

                                   By:  /s/ William A. Simpson
                                       ------------------------------
                                        William A. Simpson
                                        Chairman and Chief
                                        Executive Officer



Witness   /s/ Elizabeth E. Arthur
         -----------------------------
              Elizabeth E. Arthur
              Assistant Secretary








                                 PAGE NUMBER 52